Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of employee benefits expense

	2024 US$m	2023 US$m	2022 US$m
Employee benefits	521	494	415
Share-based payments	23	39	26
Defined contribution plan costs	51	53	41
Defined benefit plan expense	7	17	9
	602	603	491

Summary of information about key management personnel compensation
Key management personnel (KMP) compensation for the financial year was as follows:

	2024 US$	2023 US$	2022 US$
Short-term employee benefits	6,810,215	5,245,763	5,730,340
Post-employment benefits	262,790	215,856	155,086
Share-based payments	5,265,736	3,693,072	3,114,043
Long-term employee benefits	483,452	213,562	4,300
Termination benefits	724,287	-	152,531
	13,546,480	9,368,253	9,156,300

Summary of number of awards and movements for all share plans
The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards
	Employee Plans		Executive Plans

	WEP	SWEP	Short-term awards 4	Long-term awards 4

Year ended 31 December 2024

Opening balance	9,125,440	1,556,573	1,066,237	2,696,552

Granted during the year 1,2,3	5,188,220	48,179	918,543	364,378

Vested during the year	(1,833,896)	(1,038,583)	(231,156)	(250,149)

Forfeited during the year	(716,686)	(108,599)	(201,956)	(361,735)

Awards at 31 December 2024	11,763,078	457,570	1,551,668	2,449,046

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	70	1	18	8

	Number of performance awards
	Employee Plans		Executive Plans

	WEP	SWEP	Short-term awards 4	Long-term awards 4

Year ended 31 December 2023

Opening balance	6,629,681	2,884,076	993,197	2,554,422

Granted during the year 1,2,3	3,445,234	100,811	420,429	658,969

Vested during the year	(600,271)	(1,071,291)	(286,979)	(106,430)

Forfeited during the year	(349,204)	(357,023)	(60,410)	(410,409)

Awards at 31 December 2023	9,125,440	1,556,573	1,066,237	2,696,552

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	60	2	10	12

1.	For the purpose of valuation, the share price on grant date for the 2024 WEP allocations was $13.54 (2023: $17.54).
2.	For the purpose of valuation, the share price on grant date for the 2024 SWEP allocations was $16.04 (2023: $20.78).
3.	For the purpose of valuation, the share price on grant date for Restricted Shares was $19.74 and $19.33 (2023: $23.48 and $23.33) and Performance Rights was $12.89 (2023: $15.96).
4.
Includes awards issued under Executive Incentive Plan (EIP), EIS and PBP Plus. Short-term awards relate to awards with a vesting period of less than 5 years. Long-term awards relate to awards with a vesting period of 5 years.